Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2016
Short-Term Borrowings and Long-Term Debt

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2015 and 2016 consist of the following:

	Yen in millions
	March 31,
	2015	2016
Loans, principally from banks, with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.83% and of 2.05% per annum, respectively	1,167,792	1,068,417
Commercial paper with a weighted-average interest at March 31, 2015 and March 31, 2016 of 0.41% and of 0.71% per annum, respectively	3,880,396	3,629,717

	5,048,188	4,698,134

As of March 31, 2016, Toyota has unused short-term lines of credit amounting to ¥1,900,499 million of which ¥560,218 million related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2015 and 2016 comprises the following:

	Yen in millions
	March 31,
	2015	2016
Unsecured loans, representing obligations principally to banks, due 2015 to 2029 in 2015 and due 2016 to 2035 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.36% and of 2.24% per annum, respectively	3,712,598	3,403,347
Secured loans, representing obligations principally to finance receivables securitization due 2015 to 2030 in 2015 and due 2016 to 2030 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 0.95% and of 1.11% per annum, respectively	1,594,489	1,909,830
Medium-term notes of consolidated subsidiaries, due 2015 to 2047 in 2015 and due 2016 to 2047 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.19% and of 2.05% per annum, respectively	6,740,355	6,409,141
Unsecured notes of parent company, due 2015 to 2024 in 2015 and due 2016 to 2024 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 1.34% and of 1.43% per annum, respectively	380,000	350,000
Unsecured notes of consolidated subsidiaries, due 2015 to 2032 in 2015 and due 2016 to 2031 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.49% and of 2.30% per annum, respectively	1,469,218	1,467,199
Secured notes of consolidated subsidiaries, due 2016 to 2018 in 2015 and due 2016 to 2019 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 8.95% and of 8.58% per annum, respectively	13,580	34,000
Long-term capital lease obligations, due 2015 to 2030 in 2015 and due 2016 to 2035 in 2016 with interest ranging from 0.50% to 14.73% per annum in 2015 and from 0.23% to 14.73% per annum in 2016	19,459	21,502

	13,929,699	13,595,019
Less - Current portion due within one year	(3,915,304)	(3,822,954)

	10,014,395	9,772,065

As of March 31, 2016, approximately 49%, 12%, 9% and 30% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars and other currencies, respectively.

As of March 31, 2016, property, plant and equipment with a book value of ¥335,332 million and other assets aggregating ¥2,148,534 million were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2017	3,822,954
2018	2,803,663
2019	2,605,601
2020	1,924,979
2021	1,218,586

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2016, Toyota has not received any significant requests from these banks.

As of March 31, 2016, Toyota has unused long-term lines of credit amounting to ¥7,223,398 million.

Interest expense during the years ended March 31, 2014, 2015 and 2016 were ¥316,054 million, ¥347,030 million and ¥377,310 million, respectively. Interest expense related to the financial services business is included in “Cost of financing operations” in the accompanying consolidated statements of income.